Related party transactions - Related Party Revenue, Operating Expenses, and Financial Items (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Total related party operating revenues	$ 84	$ 177
Receivables from related parties	460		$ 477
Total related party operating expenses	23	0
Total related party financial items	10	12
Northern Ocean
Related Party Transaction [Line Items]
Receivables from related parties			142
Receivables from related parties, billed and unbilled	152		137
Receivables from related parties, costs incurred not yet billable	5		$ 5
Northern Ocean | Variable Interest Entity
Related Party Transaction [Line Items]
Receivables from related parties	157
West Bollsta
Related Party Transaction [Line Items]
Total related party operating expenses	21	0
Management fee revenues
Related Party Transaction [Line Items]
Total related party operating revenues	55	76
Reimbursable revenues
Related Party Transaction [Line Items]
Total related party operating revenues	29	100
Related party inventory sales
Related Party Transaction [Line Items]
Total related party operating revenues	0	1
Other, operating expenses
Related Party Transaction [Line Items]
Total related party operating expenses	$ 2	$ 0